Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions			12 Months Ended
	Apr. 23, 2019	Oct. 28, 2017	Dec. 31, 2019	Dec. 31, 2018
OncoMed [Member]
Disclosure of detailed information about intangible assets [line items]
Acquisition of Intangible Assets Other Than Goodwill	£ 12.7
MPH-966 [member]
Disclosure of detailed information about intangible assets [line items]
Deferred equity consideration		£ 7.2
Present value of provision for deferred cash consideration			£ 0.7	£ 0.4